Segmented information	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Segmented information
Note 15. Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, as well as mobile and online channels, to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as an online brokerage platform to retail customers and asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate companies, entrepreneurs, high-net-worth individuals and families, as well as operating personal and small business banking services in six U.S. markets.
Capital Markets provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked research to our clients around the world. Leveraging the capabilities of our differentiated platform, Capital Markets also delivers multi-currency payments and innovative solutions for clients across our bank.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, and Finance, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC Caribbean and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
External reporting changes were made in the first quarter of 2025, which affected the results of our SBUs. See the shaded section in “MD&A – External reporting changes” for additional details.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2025	Net interest income	$2,459	$751	$548	$176	$114	$4,048
Jul. 31	Non-interest income (1)	602	972	242	1,330	60	3,206
	Total revenue	3,061	1,723	790	1,506	174	7,254
	Provision for credit losses	444	21	17	76	1	559
	Amortization and impairment (2)	58	1	23	–	205	287
	Other non-interest expenses	1,459	878	427	721	204	3,689
	Income (loss) before income taxes	1,100	823	323	709	(236)	2,719
	Income taxes	288	225	69	169	(128)	623
	Net income (loss)	$812	$598	$254	$540	$(108)	$2,096
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2
	Equity shareholders	812	598	254	540	(110)	2,094
	Average assets (3)(4)	$340,683	$105,275	$63,669	$381,214	$212,606	$1,103,447
2025	Net interest income	$2,272	$707	$536	$171	$102	$3,788
Apr. 30	Non-interest income (1)	587	933	233	1,374	107	3,234
	Total revenue	2,859	1,640	769	1,545	209	7,022
	Provision for credit losses	389	54	123	34	5	605
	Amortization and impairment (2)	57	–	25	–	199	281
	Other non-interest expenses	1,421	833	416	719	149	3,538
	Income (loss) before income taxes	992	753	205	792	(144)	2,598
	Income taxes	258	204	32	226	(129)	591
	Net income (loss)	$734	$549	$173	$566	$(15)	$2,007
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	734	549	173	566	(24)	1,998
	Average assets (3)(4)	$337,350	$102,709	$65,820	$370,517	$219,610	$1,096,006
2024	Net interest income (6)	$2,183	$585	$477	$(85)	$372	$3,532
Jul. 31 (5)	Non-interest income (1)	592	938	254	1,177	111	3,072
	Total revenue (6)	2,775	1,523	731	1,092	483	6,604
	Provision for credit losses	342	42	47	41	11	483
	Amortization and impairment (2)	58	1	25	2	231	317
	Other non-interest expenses	1,414	792	395	649	115	3,365
	Income before income taxes	961	688	264	400	126	2,439
	Income taxes (6)	268	187	48	111	30	644
	Net income	$693	$501	$216	$289	$96	$1,795
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	693	501	216	289	87	1,786
	Average assets (3)(4)	$333,970	$96,170	$61,793	$321,784	$198,295	$1,012,012

$ millions, for the nine months ended
2025	Net interest income	$7,057	$2,176	$1,646	$417	$341	$11,637
Jul. 31	Non-interest income (1)	1,786	2,890	760	4,208	276	9,920
	Total revenue	8,843	5,066	2,406	4,625	617	21,557
	Provision for credit losses	1,261	114	208	131	23	1,737
	Amortization and impairment (2)	173	2	71	1	607	854
	Other non-interest expenses	4,282	2,563	1,290	2,144	540	10,819
	Income (loss) before income taxes	3,127	2,387	837	2,349	(553)	8,147
	Income taxes	816	649	154	624	(370)	1,873
	Net income (loss)	$2,311	$1,738	$683	$1,725	$(183)	$6,274
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$19	$19
	Equity shareholders	2,311	1,738	683	1,725	(202)	6,255
	Average assets (3)(4)	$338,754	$102,750	$64,654	$375,881	$216,566	$1,098,605
2024	Net interest income (6)	$6,353	$1,556	$1,400	$269	$484	$10,062
Jul. 31 (5)	Non-interest income (1)	1,747	2,860	687	3,376	257	8,927
	Total revenue (6)	8,100	4,416	2,087	3,645	741	18,989
	Provision for credit losses	953	99	477	53	–	1,582
	Amortization and impairment (2)	174	2	73	6	626	881
	Other non-interest expenses	4,069	2,241	1,230	1,821	406	9,767
	Income (loss) before income taxes	2,904	2,074	307	1,765	(291)	6,759
	Income taxes (6)	791	562	7	482	(355)	1,487
	Net income	$2,113	$1,512	$300	$1,283	$64	$5,272
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$31	$31
	Equity shareholders	2,113	1,512	300	1,283	33	5,241
	Average assets (3)(4)	$332,894	$94,686	$60,454	$309,523	$197,263	$994,820
(1)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(2)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(3)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(4)	Average balances are calculated as a weighted average of daily closing balances.
(5)	Certain prior period information has been restated for the external reporting changes noted above.
(6)
Capital Markets net interest income and income taxes includes a reversal of a taxable equivalent basis (TEB) adjustment of $123 million for the three months ended July 31, 2024 and a TEB adjustment of $16 million for the nine months ended July 31, 2024 with equivalent offsets in Corporate and Other. TEB adjustment offset is no longer applied since the third quarter of 2024 upon the enactment of Bill C-59 in June 2024, which eliminated the dividend received deduction for
Canadian
banks.